Form N-1A Supplement	Sep. 30, 2024
VIRTUS TACTICAL ALLOCATION FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Virtus Tactical Allocation Fund (the “Fund”),

a series of Virtus Equity Trust (the “Trust”)

Supplement dated December 12, 2025 to the Summary Prospectuses and the Virtus Equity Trust

Statutory Prospectus, each dated January 28, 2025, as supplemented

This supplement supersedes the supplement dated February 13, 2025.